Related parties (Tables)	6 Months Ended
Jun. 30, 2018
Related parties [Abstract]
Related parties activities summary
At June 30, 2018 and December 31, 2017, intercompany loan balances were as follows:

	June 30, 2018	December 31, 2017
Assets
Attend Ambiental	12,253	10,960
Subsidiaries - Other	3,569	3,558
Total	15,822	14,518

	June 30, 2018	December 31, 2017
Liabilities
Hulshof Participações Ltda (a)	20,797	37,349
Wilson Quintella Filho (a)	8,913	7,220
Angra Infra FIP (b)	40,266	37,884
Other	41	335
Total	70,017	82,788

(a)
On December 20, 2017, the Company signed a non-compete agreement and other covenants, with Hulshof Participações  (“Hulsholf”) and Wilson Quintella Filho (“Wilson”). In such agreement, the Company agreed to pay Hulshof a fee amounting to US$ 6,500 in connection with the services provided to assist in the identification, structuring and implementation of the Transaction and IPO of the Company. Such amount was paid in 2018. The agreement also establishes a non-compete fee to be paid to Wilson and Hulshof of US$ 8,500 thousand (US$ 5,950 thousand Hulshof and US$ 2,550 thousand Wilson). The non-compete fee will be paid in 24 monthly instalments.

(b)	Refers to the put option exercised by Angra Infra FIP. Refer to Note 17.6.

Revenues and accounts receivable from related parties for waste management services provided, included under Revenue from services and Accounts receivable, respectively, are as follows:

	Revenues		Trade accounts receivable
	Six months ended June 30,		June 30,	December 31,
	2018	2017	2018	2017
Logistica Ambiental de Sao Paulo - Loga	-	175	1,080	1,143
Attend Ambiental	17	9	19	12
Other	-	18	137	34
Total	17	202	1,236	1,189

Costs with and accounts payable to related parties for waste management services provided, included under Cost of services and Trade accounts payable, respectively, are as follows:

	Cost		Trade accounts payable
	Six months ended June 30,		June 30,	December 31,
	2017	2018	2018	2017
Terrestre Ambiental Ltda.	-	13	4	8
Logística Ambiental de São Paulo - Loga.	-	-	34	34
Attend Ambiental	162	1,771	860	2,045
Total	162	1,784	898	2,087

As mentioned in Note 13, the Company has debentures issued held by its shareholder BTG Pactual.

	Financial expenses		Debentures
	Six months ended June 30,		June 30,	December 31,
	2018	2017	2018	2017
Debentures	(15,197)	(65,114)	265,195	419,236
Private Debt Acknowledgment Instrument	(17,324)	-	544,121	357,789

Key management personnel compensation
Key management personnel compensation of the Company is as follows:

	Six months ended June 30,
	2018	2017
Salaries and social security charges	5,697	3,754
Bonuses and social security charges	-	6,218
Total compensation	5,697	9,972